Summary of significant accounting policies (Details 2)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Alclor Química de Alagoas Ltda ("Alclor")
Direct and Indirect subsidiaries
Headquarters	[1]		Brazil	Brazil
Voting interest	[1]		100.00%	100.00%
Braskem America Finance Company ("Braskem America Finance")
Direct and Indirect subsidiaries
Headquarters		EUA	EUA	EUA
Voting interest		100.00%	100.00%	100.00%
Braskem America, Inc. ("Braskem America")
Direct and Indirect subsidiaries
Headquarters		EUA	EUA	EUA
Voting interest		100.00%	100.00%	100.00%
Braskem Argentina S.A. ("Braskem Argentina")
Direct and Indirect subsidiaries
Headquarters		Argentina	Argentina	Argentina
Voting interest		100.00%	100.00%	100.00%
Braskem International GmbH ("Braskem Austria")
Direct and Indirect subsidiaries
Headquarters	[2]	Austria	Austria	Austria
Voting interest	[2]	100.00%	100.00%	100.00%
Braskem Austria Finance GmbH ("Braskem Austria Finance")
Direct and Indirect subsidiaries
Headquarters	[3]		Austria	Austria
Voting interest	[3]		100.00%	100.00%
Braskem Europe GmbH ("Braskem Alemanha")
Direct and Indirect subsidiaries
Headquarters		Germany	Germany	Germany
Voting interest		100.00%	100.00%	100.00%
Braskem Finance Limited ("Braskem Finance")
Direct and Indirect subsidiaries
Headquarters		Cayman Islands	Cayman Islands	Cayman Islands
Voting interest		100.00%	100.00%	100.00%
Braskem Idesa S.A.P.I. ("Braskem Idesa")
Direct and Indirect subsidiaries
Headquarters		Mexico	Mexico	Mexico
Voting interest		75.00%	75.00%	75.00%
Braskem Idesa Servicios S.A. de CV ("Braskem Idesa Serviços")
Direct and Indirect subsidiaries
Headquarters		Mexico	Mexico	Mexico
Voting interest		75.00%	75.00%	75.00%
Braskem Incorporated Limited ("Braskem Inc")
Direct and Indirect subsidiaries
Headquarters		Cayman Islands	Cayman Islands	Cayman Islands
Voting interest		100.00%	100.00%	100.00%
Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")
Direct and Indirect subsidiaries
Headquarters		Mexico	Mexico	Mexico
Voting interest		100.00%	100.00%	100.00%
Braskem Mexico, S. de RL de CV ("Braskem México")
Direct and Indirect subsidiaries
Headquarters		Mexico	Mexico	Mexico
Voting interest		100.00%	100.00%	100.00%
Braskem Mexico Servicios S. RL de CV ("Braskem México Serviços")
Direct and Indirect subsidiaries
Headquarters		Mexico	Mexico	Mexico
Voting interest		100.00%	100.00%	100.00%
Braskem Netherlands B.V. ("Braskem Holanda")
Direct and Indirect subsidiaries
Headquarters		Netherlands	Netherlands	Netherlands
Voting interest		100.00%	100.00%	100.00%
Braskem Netherlands Finance B.V. ("Braskem Holanda Finance")
Direct and Indirect subsidiaries
Headquarters		Netherlands	Netherlands	Netherlands
Voting interest		100.00%	100.00%	100.00%
Braskem Netherlands Inc. B.V. ("Braskem Holanda Inc")
Direct and Indirect subsidiaries
Headquarters		Netherlands	Netherlands	Netherlands
Voting interest		100.00%	100.00%	100.00%
Braskem Petroquímica Chile Ltda. ("Braskem Chile")
Direct and Indirect subsidiaries
Headquarters		Chile	Chile	Chile
Voting interest		100.00%	100.00%	100.00%
Braskem Petroquímica Ltda. ("Braskem Petroquímica")
Direct and Indirect subsidiaries
Headquarters	[4]		Brazil	Brazil
Voting interest	[4]		100.00%	100.00%
Quantiq
Direct and Indirect subsidiaries
Headquarters	[5]			Brazil
Voting interest	[5]			100.00%
IQAG
Direct and Indirect subsidiaries
Headquarters	[5]			Brazil
Voting interest	[5]			100.00%
Cetrel
Direct and Indirect subsidiaries
Headquarters	[6]	Brazil
Voting interest	[6]	63.66%
Distribuidora de Água Camaçari S.A. ("DAC")
Direct and Indirect subsidiaries
Headquarters	[7]	Brazil
Voting interest	[7]	63.66%
Lantana Trading Co. Inc. ("Lantana")
Direct and Indirect subsidiaries
Headquarters		Bahamas	Bahamas	Bahamas
Voting interest		100.00%	100.00%	100.00%
Fundo de Investimento Multimercado Crédito Privado Sol ("FIM Sol")
Direct and Indirect subsidiaries
Headquarters	[8]		Brazil	Brazil
Voting interest	[8]		100.00%	100.00%
Fundo de Investimento Caixa Júpiter Multimercado Crédito Privado Longo Prazo ("FIM Júpiter")
Direct and Indirect subsidiaries
Headquarters		Brazil	Brazil	Brazil
Voting interest		100.00%	100.00%	100.00%

[1]	Merged into the subsidiary Braskem Petroquimica in April 2016.
[2]	In the process of dissolution.
[3]	Dissolved in January 2016.
[4]	Merged into the Braskem in December 2017.
[5]	Sold in April 2017 (Note 5).
[6]	Acquired on October 2, 2017.
[7]	Wholly-owned subsidiary of Cetrel.
[8]	Contract terminated in 2016.